Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	14,900,000
Proposed Maximum Offering Price per Unit	213.06
Maximum Aggregate Offering Price	$ 3,174,594,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 438,411.43
Offering Note	(1) Fee calculated pursuant to Rule 457(h)(1) and Rule 457(c). (2) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the Securities Act), this Registration Statement shall also cover any additional number of shares of the Registrant's Common Stock (the Common Stock) that become issuable under the Ross Stores, Inc. 2026 Equity Incentive Plan (the 2026 Plan) by reason of any stock dividend, stock split, recapitalization or other similar transaction relating to the securities originally covered by the Registration Statement. (3) Represents 14,900,000 shares of Common Stock that became available for issuance on May 20, 2026 under the 2026 Plan, upon approval of the 2026 Plan by the Company's stockholders. (4) Estimated solely for the purpose of computing the registration fee pursuant to Rule 457 under the Securities Act, and is based on the average of the high ($214.78) and low ($211.33) prices per share of the Registrant's Common Stock on May 15, 2026, as reported on the Nasdaq Stock Exchange.